Consolidated Statements Of Changes In Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (accumulated deficit)	Treasury Stock
BEGINNING BALANCE (in shares) at Dec. 31, 2012		130,040
BEGINNING BALANCE at Dec. 31, 2012	$ 262,266	$ 1,300	$ 173,852	$ 3,665	$ 83,449
Net income	27,376				27,376
Other comprehensive income	430			430
Stock-based compensation expenses	10,262		10,262
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		5,154
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	346	$ 52	294
Share repurchase	(10,018)					$ (10,018)
Dividends declared (US$0.15 per ordinary share)	(19,965)				(19,965)
Treasury stock retired, shares		(3,564)
Treasury stock retired		$ (36)	(4,392)		(5,590)	$ 10,018
Ending Balance (in shares) at Dec. 31, 2013		131,630
Ending Balance at Dec. 31, 2013	270,697	$ 1,316	180,016	4,095	85,270
Net income	44,467				44,467
Other comprehensive income	(1,590)			(1,590)
Stock-based compensation expenses	10,347		10,347
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		3,992
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	460	$ 40	420
Dividends declared (US$0.15 per ordinary share)	(20,281)				(20,281)
Ending Balance (in shares) at Dec. 31, 2014		135,622
Ending Balance at Dec. 31, 2014	304,100	$ 1,356	190,783	2,505	109,456
Net income	60,251				60,251
Other comprehensive income	(1,872)			(1,872)
Issuance of ordinary shares for Shannon Systems acquisition	7,640	$ 16	7,624
Issuance of ordinary shares for Shannon Systems acquisition, Shares		1,560
Stock-based compensation expenses	10,418		10,418
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		2,339
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	441	$ 23	418
Dividends declared (US$0.15 per ordinary share)	(36,480)				(36,480)
Ending Balance (in shares) at Dec. 31, 2015		139,521
Ending Balance at Dec. 31, 2015	$ 344,498	$ 1,395	$ 209,243	$ 633	$ 133,227